Stock Incentive and Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Outstanding Activity
The following table summarizes stock option activity during the year ended December 31, 2023 (shares in thousands):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life, in years	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	16,939	$1.68	7.0	$38,942
Granted	17,610	$7.02
Exercised	(365)	$1.68
Forfeited/Cancelled	(1,060)	$6.36

Outstanding as of December 31, 2023	33,124	$4.38	7.5	$7,459

Exercisable as of December 31, 2023	18,990	$2.78	6.3	$5,600

Schedule of estimate stock-based compensation on the date of grant for stock options and ESPP
The following assumptions were used in the Black-Scholes options pricing model to estimate stock-based compensation on the date of grant for stock options and ESPP:

Year Ended December 31, 2023
Stock options:
Expected dividend yield	0.00%
Expected volatility	40.00% - 77.00%
Risk-free interest rate	3.59% - 4.74%
Term of options (in years)	6.25
Employee stock purchase plan:
Expected dividend yield	0.00%
Expected volatility	117.57%
Risk-free interest rate	5.33%
Expected life (in years)	0.50